Property and Equipment (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 12,102	$ 11,982
Total accumulated depreciation	2,528	2,107
Depreciated cost	9,574	9,875
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,837	2,851
Total accumulated depreciation	1,690	1,432
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost	276	276
Total accumulated depreciation	242	203
Office furniture & equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	317	249
Total accumulated depreciation	34	28
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	8,672	8,606
Total accumulated depreciation	$ 562	$ 444